1
Comstock Capital Value Fund
Schedule of Investments — January 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 67 .7%
Broadcasting — 3 .7%
2,000 Liberty Media Corp.-Liberty SiriusXM † ...... $ 60,720
500 Liberty Media Corp.-Liberty SiriusXM ,
Cl. A † ................................................... 15,195
10,000 TEGNA Inc. .............................................. 155,900
231,815
Building and Construction — 1 .0%
1,500 PGT Innovations Inc. † .............................. 61,830
Business Services — 2 .1%
2,000 Daseke Inc. † ............................................ 16,280
2,000 Euronav NV .............................................. 35,300
1,500 SP Plus Corp. † ......................................... 77,595
129,175
Computer Software and Services — 6 .8%
2,500 Alteryx Inc. , Cl. A † .................................... 118,650
1,000 HireRight Holdings Corp. † ........................ 12,400
1,850 Splunk Inc. † ............................................. 283,734
1,500 TDCX Inc. , ADR † ...................................... 9,405
424,189
Consumer Products — 3 .5%
4,500 Capri Holdings Ltd. † ................................. 219,330
Consumer Services — 0 .6%
3,500 Rover Group Inc. † .................................... 38,290
Diversified Industrial — 5 .7%
500 Hawaiian Holdings Inc. † ........................... 7,125
1,000 Hollysys Automation Technologies Ltd. † ... 24,740
1,750 Kaman Corp. ............................................ 78,837
1,000 Stratasys Ltd. † ......................................... 13,220
2,000 Textainer Group Holdings Ltd. ................... 99,300
2,750 United States Steel Corp. .......................... 129,305
352,527
Electronics — 2 .8%
1,500 Rogers Corp. † .......................................... 172,905
Energy and Utilities — 3 .1%
292 Brookfield Infrastructure Corp. , Cl. A ......... 10,223
5,000 PNM Resources Inc. ................................. 181,150
191,373
Entertainment — 0 .8%
500 Liberty Media Corp.-Liberty Live , Cl. C † .... 18,635
1,750 Manchester United plc , Cl. A † ................... 33,880
52,515
Financial Services — 1 .1%
1,250 American Equity Investment Life Holding
Co. † ..................................................... 69,013
1,500 Pershing Square Tontine Holdings Ltd.,
Escrow † ............................................... 56
69,069
Shares
Market
Value
Food and Beverage — 2 .1%
5,500 Carrols Restaurant Group Inc. ................... $ 51,700
3,500 Sovos Brands Inc. † .................................. 77,175
128,875
Health Care — 22 .7%
2,500 Ambrx Biopharma Inc. † ............................ 69,500
2,000 Amedisys Inc. † ........................................ 188,540
1,000 Axonics Inc. † ........................................... 67,880
3,000 Cerevel Therapeutics Holdings Inc. † ......... 125,700
10,000 Cyteir Therapeutics Inc. † .......................... 31,000
3,000 Gracell Biotechnologies Inc. , ADR † ........... 30,660
3,500 Harpoon Therapeutics Inc. † ...................... 78,155
3,000 Icosavax Inc. † .......................................... 45,930
8,500 ImmunoGen Inc. † .................................... 249,220
1,100 Karuna Therapeutics Inc. † ........................ 344,762
3,500 Olink Holding AB , ADR † ............................ 85,680
1,500 RayzeBio Inc. † ......................................... 93,150
1,410,177
Hotels and Gaming — 2 .8%
1,500 Atlanta Braves Holdings Inc. , Cl. C † .......... 60,465
15,000 GAN Ltd. † ................................................ 22,800
2,500 NEOGAMES SA † ...................................... 69,950
750 Vista Outdoor Inc. † .................................. 21,053
174,268
Machinery — 0 .2%
3,000 Intevac Inc. † ............................................ 12,390
Metal and Mining — 0 .5%
750 Teck Resources Ltd. , Cl. B ........................ 30,008
Real Estate — 3 .4%
10,000 Copper Property CTL Pass Through Trust .. 101,500
7,500 Seritage Growth Properties , Cl. A † ............ 68,625
750 Star Holdings † ......................................... 8,692
3,000 Tricon Residential Inc. .............................. 33,090
211,907
Retail — 2 .6%
7,500 Albertsons Companies Inc. , Cl. A .............. 159,150
Semiconductors — 1 .0%
1,000 Sequans Communications SA , ADR † ........ 2,945
1,750 Tower Semiconductor Ltd. † ...................... 50,488
2,500 Transphorm Inc. † ..................................... 12,100
65,533
Telecommunications — 1 .2%
1,500 Juniper Networks Inc. ............................... 55,440
1,000 Millicom International Cellular SA † ........... 17,040
72,480
TOTAL COMMON STOCKS ........................ 4,207,806

Comstock Capital Value Fund
Schedule of Investments (Continued) — January 31, 2024 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS — 1 .1%
28,200 Altaba Inc., Escrow † ................................. $ 68,949
PREFERRED STOCKS — 0 .7%
Consumer Services — 0 .5%
831 Qurate Retail Inc. , 8.000% , 03/15/31 ........ 32,874
Diversified Industrial — 0 .2%
500 Textainer Group Holdings Ltd. , 7.000% ..... 12,530
TOTAL PREFERRED STOCKS .................... 45,404
RIGHTS — 0 .3%
Business Services — 0.0%
2,000 Resolute Forest Products Inc. , CVR † ......... 4,000
Financial Services — 0.0%
375 Pershing Square Tontine Holdings Ltd. ,
expire 12/31/33 † ................................... 56
Health Care — 0 .3%
500 ABIOMED Inc. , CVR † ................................ 875
6,000 Akouos Inc. , CVR † ................................... 4,500
1,000 Albireo Pharma Inc. , CVR † ....................... 2,250
3,000 Chinook Therapeutics Inc. , CVR † .............. 1,200
1,050 CinCor Pharma Inc. , CVR † ........................ 3,150
10,000 Concert Pharmaceuticals Inc. , CVR † ......... 3,000
5,000 Epizyme Inc. , CVR † .................................. 100
1,750 Mirati Therapeutics Inc. , CVR † .................. 875
500 Opiant Pharmaceuticals Inc. , CVR † ........... 250
20,000 Orchard Therapeutics plc , CVR † ................ 1,000
6,500 Paratek Pharmaceuticals Inc. , CVR † .......... 130
17,330
TOTAL RIGHTS ......................................... 21,386
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 30 .2%
$ 1,890,000 U.S. Treasury Bills,
5.273 % to 5.325% †† ,
02/08/24 to 04/25/24 ............................ 1,875,817
TOTAL INVESTMENTS — 100.0%
(Cost $ 6,413,862 ) ................................. $ 6,219,362
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right